Subsequent Events (Details) - Subsequent Event [Member] $ in Millions	Jun. 19, 2015 USD ($) positions
Workforce reduction [Member]
Subsequent Event [Line Items]
Estimated total charges to be incurred in next five months	$ 0.6
Severance costs	$ 0.1
Workforce reduction [Member] | Brazil [Member]
Subsequent Event [Line Items]
Number of workforce | positions	14
Workforce reduction [Member] | U.S [Member]
Subsequent Event [Line Items]
Number of workforce | positions	2
One-time severance cost [Member]
Subsequent Event [Line Items]
Severance costs	$ 0.5